Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
ColdQuanta Inc dba Infleqtion [Member]
Stock Based Compensation [Line Items]
Stock-Based Compensation
13. Stock-Based Compensation
Stock Incentive Plan
In July 2017, the Company approved and adopted the 2017 Stock Incentive Plan (Voting), which authorized the granting of incentive and nonqualified stock options, restricted stock and other stock awards to employees, officers, directors, consultants, and advisors. In connection with the Company’s incorporation in the state of Delaware in June 2018, the original equity incentive plan was continued as the 2017 Stock Incentive Plan (the “Plan”). As of September 30, 2025 and December 31, 2024, 153,037,164 shares of common stock were reserved for issuance under the Plan.
Stock Options
The following table summarizes the Company’s stock option activity (in thousands, except share and per share amounts):

	Number of Options	Weighted Avg Exercise Price	Weighted Avg Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2024	95,062,546	$0.21	7.2	$35,180
Granted	5,382,161	0.58
Exercised	(4,181,710)	0.20
Forfeited/Cancelled	(5,110,282)	0.26

Outstanding as of September 30, 2025	91,152,715	$0.23	6.8	$186,907

As of September 30, 2025
Exercisable	78,893,291	$0.20	6.0	$163,754
Exercisable and Expected to Vest	91,152,715	$0.23	6.8	$186,907
The aggregate intrinsic value in the table above represents the difference between the exercise price of the underlying stock options and the fair value of the Company’s common stock for the respective date. The total intrinsic value of options exercised during the nine months ended September 30, 2025 was $
1.8
 million. The total
grant date fair
value of options vested during the nine months ended September 30, 2025 was $
2.3
 million.
Restricted Stock
The table below presents the activity of the restricted stock awards:

	RSAs Outstanding	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2024	3,192,020	$0.31
Granted	—	—
Vested	(1,035,250)	0.31
Forfeited	—	—

Unvested as of September 30, 2025	2,156,770	$0.31

Compensation Cost
Total stock-based compensation expense is included within the condensed consolidated statement of operations and comprehensive loss as follows (in thousands):

	Nine Months Ended September 30,
	2025	2024
Cost of revenue	$267	$77
Research and development	284	331
Selling and marketing	—	63
General and administrative	2,109	2,295

Total stock-based compensation expense	$2,660	$2,766

Unvested Stock Options and RSAs
As of September 30, 2025, unrecognized stock-based compensation expense related to unvested stock option awards was $2.3 million, which the Company expects to recognize over a weighted-average period of 2.7 years. Unrecognized stock-based compensation expense related to unvested restricted stock awards as of September 30, 2025 was $0.7 million, which is expected to be recognized in the year ended December 31, 2025.

14. Stock-Based Compensation
Stock Incentive Plan
In July 2017, the Company approved and adopted the 2017 Stock Incentive Plan (Voting), which authorized the granting of incentive and nonqualified stock options, restricted stock and other stock awards to employees, officers, directors, consultants, and advisors. In connection with the Company’s incorporation in the state of Delaware in June 2018, the original equity incentive plan was continued as the 2017 Stock Incentive Plan (the “Plan”). As of December 31, 2023, 122,326,612 shares of common stock were reserved for issuance under the Plan. In connection with the Series C and Series
C-1
convertible redeemable preferred stock issuances, the Amended and Restated Certificate of Incorporation reserved an additional 30,710,552 shares of common stock for issuance under the Plan and accordingly, as of December 31, 2024, there are 153,037,164 shares of common stock reserved for issuance under the
Plan.

The exercise term, exercise price, and vesting conditions for stock option grants are determined by the Company’s Board of Directors. Under the terms of the Plan, options may not be granted at an exercise price less than the fair value of the common stock on the grant date. In the case of incentive stock options, for individuals holding more than
10
% of the voting power of all classes of outstanding stock of the Company, the exercise price must be at least
110
% of the fair value of the common stock on the grant date. In the absence of trading on a national or regional exchange, the fair value of the Company’s common stock is determined by the Board of Directors.
The Company has the right of first refusal to repurchase shares in the event a stockholder proposes to transfer shares acquired under the Plan to a third party. Under the terms of the Plan and form of option agreement, the Company has the right to repurchase all, but not less than all, of the shares on the same terms and conditions as those offered to the third party. The Company’s right of first refusal expires within thirty days of the Company receiving notice of the stockholder’s proposed transfer. Under the terms of the Plan and form of option agreement, the Company’s right of first refusal terminates in its entirety on the first date that the Company’s common stock is listed on an established national or regional stock exchange.

Following termination of a Plan participant’s service for any reason, the Company has the right to repurchase all of the shares that the participant has acquired or will acquire, pursuant to awards granted under the Plan, at a repurchase price equal to the fair value of the shares, as determined by the Board of Directors. Vested options held at the date of a participant’s termination may generally be exercised within ninety days. The Company’s repurchase right generally expires one year after the participant’s termination date or, if the terminated participant exercises vested options post-termination in accordance with the terms of the Plan, one year after the participant’s post-termination exercise date. Under the terms of the Plan, the Company’s repurchase right terminates in its entirety on the first date that the Company’s common stock is listed on an established national or regional stock exchange. The Company’s policies prohibit the repurchase of stock resulting from exercised stock options where the stock option had been vested for less than six months.
Awards granted under the Plan are service-based awards typically vesting over a period of three to four years from the date of grant. The vesting schedules typically contain both cliff vesting and graded vesting. All options granted have a contractual term of ten years, following the date of grant.
Stock Options
The following table summarizes the Company’s stock option activity (in thousands, except share and per share amounts):

	Number of Options	Weighted Avg Exercise Price	Weighted Avg Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	90,871,879	$0.13	8.5	$9,315
Granted	17,023,367	$0.27
Exercised	(1,681,366)	$0.12
Forfeited/Cancelled	(5,941,767)	$0.15

Outstanding as of December 31, 2023	100,272,113	$0.15	7.8	$15,891

Granted	43,241,076	$0.31
Exercised	(5,223,413)	$0.20
Forfeited/Cancelled	(43,227,230)	$0.18

Outstanding as of December 31, 2024	95,062,546	$0.21	7.2	$35,180

As of December 31, 2023
Exercisable	52,854,866	$0.12	7.2	$9,866

As of December 31, 2024
Exercisable	77,771,189	$0.20	5.8	$29,566
Exercisable and Expected to Vest	95,062,546	$0.21	7.2	$35,180
The aggregate intrinsic value in the table above represents the difference between the exercise price of the underlying stock options and the fair value of the Company’s common stock for the respective date. The total intrinsic value of options exercised during the years ended December 31, 2024 and 2023 was $0.9 million and $0.2 million, respectively. The total intrinsic value of options vested during the year ended December 31, 2024 and 2023 was $2.1 million and $1.7 million, respectively.
Significant Assumptions Used to Estimate Fair Value
The Company estimates the fair value of stock options on the grant date using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires estimates of highly subjective assumptions, which affect the fair value of each stock option.

The following assumptions were used to estimate the fair value of stock options granted during the years ended December 31:

	2024	2023
Expected volatility	45.8% - 70.6%	47.4% - 70.6%
Expected term (in years)	5.00 - 10.00	5.00 - 6.61
Risk-free interest rate	0.4% - 3.2%	0.4% - 2.9%
Dividend yield	—%	—%
Expected volatility—
Expected volatility measures the uncertainty about the realization of expected future returns that was estimated based on the implied and historical volatility of the share price of publicly-traded peer companies over the expected term.
Expected term—
The expected term of the Company’s options represents the period that the awards are expected to be outstanding. The Company uses the simplified method to estimate the expected term.

Risk-free interest rate—
The risk-free interest rate is based on the U.S. Treasury rate in effect on the date of grant with a term equal to the expected term of each option.
Dividend yield—
The Company has not paid dividends in the past and does not anticipate paying dividends on its common stock in the foreseeable future. Accordingly, the Company used an expected dividend yield of zero.
Fair value of underlying common stock—
The absence of a public market for the Company’s common stock for the years ended December 31, 2024 and 2023 required the Company’s Board of Directors to estimate the fair value of its common stock. The Company’s Board of Directors considered a number of objective and subjective factors, including third party valuations of its common stock, the valuation of comparable companies, sales of the Company’s convertible redeemable preferred stock to outside investors in arms-length transactions, the Company’s operating and financial performance, the lack of marketability and general and industry specific economic factors.
Restricted Stock
Effective May 10, 2022 (the “Super.tech Closing Date”), the Company acquired 100% of the equity and voting interests of Super.tech pursuant to the terms of an agreement and plan of merger dated as of May 6, 2022. In connection with the acquisition, the Company issued common shares to the sellers subject to a make-whole obligation. The shares issued in connection with the acquisition may be automatically forfeited, along with any dividends declared by the Board, by the holders if the founders do not continue involvement as an employee or consultant over at least two years from the Super.tech Closing Date. Accordingly, the Company has accounted for the consideration as compensation in the form of restricted shares.
In January 2024, the Company acquired 100% of the equity of Morton. In connection with the acquisition, the Company issued restricted stock awards to the sellers subject to certain vesting conditions. Refer to Footnote 3—
Business Combination
for further information.

The table below presents the activity of the restricted stock awards (“RSAs”):

	RSAs Outstanding	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2022	9,034,090	$0.09
Granted	—	—
Vested	(6,377,000)	0.09
Forfeited	—	—

Unvested as of December 31, 2023	2,657,090	$0.09

Granted	3,278,290	0.31
Vested	(2,743,360)	0.10
Forfeited	—	—

Unvested as of December 31, 2024	3,192,020	$0.31

Compensation Cost
Total stock-based compensation expense is included within the consolidated statement of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2024	2023
Cost of revenue	$104	$128
Research and development	447	622
Selling and marketing	85	233
General and administrative	3,105	2,560

Total stock-based compensation expense	$3,741	$3,543

Unvested Stock Options and RSAs
As of December 31, 2024, unrecognized stock-based compensation expense related to unvested stock option awards was $3.3 million, which the Company expects to recognize over a weighted-average period of 3.0 years. Unrecognized stock-based compensation expense related to unvested restricted stock awards as of December 31, 2024 was $1.0 million, expected to be recognized over a weighted-average period of 0.1 years.